Cash, Cash Equivalents and Investments (Tables)	3 Months Ended
Jun. 30, 2017
Cash And Cash Equivalents [Abstract]
Schedule of Cash, Cash Equivalents and Investments

The following is a summary of cash, cash equivalents and investments as of June 30, 2017 and March 31, 2017:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
June 30, 2017:
Cash and cash equivalents due in 90 days or less	$58,989	$—	$—	$58,989
Investments:
Non-U.S. government securities due in one year or less	15,509	6	(33)	15,482
Corporate securities due in one year or less	37,896	6	(161)	37,741
Corporate securities due in more than one year	7,026	—	(13)	7,013
Total investments	60,431	12	(207)	60,236
Total cash, cash equivalents and investments	$119,420	$12	$(207)	$119,225

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
March 31, 2017:
Cash and cash equivalents due in 90 days or less	$51,319	$—	$—	$51,319
Investments:
U.S. treasury securities due in one year or less	3,501	5	—	3,506
Non-U.S. government securities due in one year or less	14,515	2	(23)	14,494
Corporate securities due in one year or less	42,460	2	(115)	42,347
Total investments	60,476	9	(138)	60,347
Total cash, cash equivalents and investments	$111,795	$9	$(138)	$111,666